Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 12 — Shareholders’ Equity

Ordinary Shares

AERL is authorized to issue 200,000,000 Ordinary Shares, par value $.0001.  As of December 31, 2012 and 2011, 41,177,217 and 38,804,064 Ordinary Shares are outstanding, respectively.  The Company issued 12,050,000 and 4,210,000 ordinary shares related to achieving earnings targets in 2010 following the filing of Form 20-F during the second quarter of 2011 and 3,103,000 ordinary shares related to achieving earnings targets in 2011 following the filing of the Annual Report on Form 20-F during the second quarter of 2012. The Company issued 520,000 ordinary shares in 2012 relating to King’s Gaming achieving earnings targets for the year ended December 31, 2011. AGRL did not achieve its performance targets, and King’s Gaming did not meet its Gross Profit Target for the year ended December 2012, and therefore no shares for achieving those performance targets will be issued.  Ordinary shares totaling 31,604 and 18,796 issuable for 2011 and 2010 director and key management compensation were issued on April 24, 2012.  The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Private Placement

On May 18, 2010, pursuant to certain Share Purchase Agreements dated as of April 15, 2010 (each a “Share Purchase Agreement” and together the “Share Purchase Agreements”) by and between AERL and 200 individual investors, the Company consummated the sale of 60,000 Ordinary Shares of the Company (the “Shares”) for a purchase price of $9.50 per share or an aggregate purchase price of $570,000. The sale of the Shares was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) pursuant to Regulation S under the Act due to the fact that the offering of the Shares was not made in the United States and that none of the investors were U.S. Persons (as defined in the Act).

Directors Compensation

All of the Company’s directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the years ended December 31, 2012, 2011 and 2010 were $547,000, $508,000 and $477,000, respectively.

Warrants

As of December 31, 2012 and 2011, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding January 1, 2011	1,440,000	1,440,000	$5.64	2.5 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1. 5 years
Granted	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.5 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Share Repurchase Program

During June 2011, the Board of Directors authorized the establishment of a share repurchase program for the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. The program expired on June 30, 2012. An aggregate of 26,300 ordinary shares were repurchased for an aggregate purchase price of $124,207 pursuant to the 2011 share repurchase program. The Ordinary Shares have been retired and the purchase price was allocated to par value and additional paid in capital.

The Board of Directors has established a share repurchase program, with an expiration date of June 30, 2013. The share repurchase program authorizes the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. During the year ended December 31, 2012, the Company repurchased an aggregate of 1,273,947 Ordinary Shares for an aggregate purchase price of $4,166,483 pursuant to the 2012 share repurchase program. Subsequent to the year ended December 31, 2012, the Company purchased the remaining 726,053 shares.. The Ordinary Shares have been retired and the purchase price was allocated to par value and additional paid in capital. In March 2013 The Board of Directors has established a new share repurchase program, which will expire on December 31, 2013. The share repurchase program authorizes the Company to purchase up to four million of its ordinary shares on the open market at prices to be determined by the Company’s management.

Dividend

During June 2011,  the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in our dividend taking place after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. The first dividend was paid on September 2, 2011, totaling $3,880,406. An additional dividend amounting to $7,529,000 was paid on April 18, 2012. On August 31, 2012, the Company paid a dividend of $5,093,128. The Company estimates an additional dividend will be declared and paid in 2013 amounting to $4,142,077.

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at December 31, 2012 and 2011.

Ordinary Shares Reserved for Future Issuance

At December 31, 2012 and 2011, the Company has reserved 4,664,600 and 10,046,000 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	2012	2011

Officer and Director Shares	149,600	200,000

Underwriter Warrants	1,440,000	1,440,000

Contingently Issuable Incentive Shares-AGRL	-	6,206,000

Contingently Issuable Incentive Shares-King's Gaming	1,200,000	2,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,875,000	-

Total	4,664,600	10,046,000